Investment in Affiliated Company, Net	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Investment in Affiliated Company, Net

NOTE 3 - INVESTMENT IN AFFILIATD COMPANY, NET

On February 27, 2019 (the “Effective Date”), following execution of the Convertible bridge loan transactions (see also Note 7), the Company signed a Definitive Joint Venture Agreement (the “Joint Venture Agreement”) and closed the Joint Venture Transaction, pursuant to which the Company issued 19.99% of its outstanding ordinary shares to Amarantus Bioscience Holdings, Inc. (“Amarantus”), a biotechnology holding company, in exchange for 19.99% of Breakthrough Diagnostics, Inc., a wholly-owned subsidiary of Amarantus (“Breakthrough”), and Amarantus assigned to Breakthrough exclusive license to develop and commercialize the LymPro Test®, an immune-based neurodiagnostic blood test for the detection of Alzheimer’s disease (the “License”). This share transaction was consummated at February 27, 2019 (the “Closing Date”) Following the Closing Date, the Company issued to Amarantus 17,986,999 ordinary shares (the “Equity Consideration”).

In addition, Amarantus granted the Company an exclusive option, in effect for 60-days from the Closing Date (the “Expiration Date”), to acquire the remaining 80.01% of Breakthrough Diagnostics in exchange for an additional 30.01% of the Company’s outstanding shares (the “Option Transaction”). Upon exercise of the Option Transaction, the Company would own 100% of the Subsidiary and Amarantus would own 49.99% of the Company. The Company is required to notify Amarantus in writing of its intention to exercise the Option, and the closing of the Option transaction shall take place within fourteen days of Amarantus’ receipt of such notice.

Under ASC Subtopic 323-30, “Investments - Equity Method and Joint Ventures: Partnerships, Joint Ventures, and Limited Liability Entities”, the management determined that the Company has the ability to exercise significant influence over operating and financial policies of Breakthrough and therefore an equity method was applied at the Closing Date at residual amount of $1,345,180, which was the difference between the fair value of the total Equity Consideration that was paid by the Company in total amount of $2,518,180 less the fair value of the Option Transaction of $1,173,000, as was determined by the management by using the assistance of third-party appraiser.

At the Closing Date, Breakthrough was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License represents IPR&D with no alternative future use. Consequently, the Company expensed immediately the allocated amount to the investment in affiliated company in amount of $1,345,180. Following the Closing Date and through its Expiration Date, the Company has not exercised the Option Transaction and consequently the Option Transaction amounting to $1,173,000 was expensed at the Expiration Date. Both amounts were recorded as part of “Share in Losses of Affiliated Company” line in operations in the accompanying statement of operations for the year ended December 31, 2019.

The changes in Level 3 asset associated with Option Transaction to obtain control over affiliated company are measured at fair value on a recurring basis. The following table summarizes the observable inputs used in the valuation of the Option Transaction asset as of the Closing Date:

As of Closing Date
Share price (U.S. dollars)	$5,385
Exercise price (U.S. dollars)	$5,423
Expected volatility	137.2%
Risk-free interest rate	2.44%
Dividend yield	-
Expected term (years)	0.16

The following tabular presentation reflects the Investment in affiliated company:

As of December 31, 2019
Investment in affiliated company, net (1)	$(447,621)
Non-current loans (2)	447,621
Total Investment in affiliated company, net	$-

1.	The investment in affiliated company as follows:

Investment in Affiliated Company
As of the Closing Date	$1,345,180
Less amortization of In-Process Research and Development asset	(1,345,180)
Less accumulated net losses	(447,621)
As of December 31, 2019	$(447,621)

1.	As part of the Joint Venture Agreement, during the year ended December 31, 2019, the Company provided Breakthrough with an interest-free loan with no maturity date in total amount of $447,621. Following the reduction of the investment in affiliated company to zero amount, the Company considered to recognized additional losses to other investments (non-current loans) based on the seniority of such other investments and the percentage ownership interest applicable for such other investment.